Expected credit losses on financial assets and reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at end of period	R$ 90,190,827
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	14,373,179	R$ 7,421,680
Acquisition / (Settlements)	16,732,098	6,951,499
Stage 1 to Stage 2	0	0
Transfer to stage 3	0	0
Stage 2 to Stage 1	0	0
Cure from stage 3	0	0
Financial assets at end of period	31,105,277	14,373,179
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	361,431
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Financial assets at end of period	361,431	0
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	14,373,179	7,421,680
Acquisition / (Settlements)	17,057,719	6,951,499
Derecognition	0
Financial assets at end of period	31,466,708	14,373,179
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,616,118	695,778
Acquisition / (Settlements)	16,431,781	1,920,340
Stage 1 to Stage 2	0	0
Transfer to stage 3	0	0
Stage 2 to Stage 1	0	0
Cure from stage 3	0	0
Financial assets at end of period	19,047,899	2,616,118
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,616,118	695,778
Acquisition / (Settlements)	16,431,781	1,920,340
Derecognition	0
Financial assets at end of period	19,047,899	2,616,118
Evaluated at amortized cost | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,266,971	155,292
Acquisition / (Settlements)	(437,180)	2,111,679
Stage 1 to Stage 2	0	0
Transfer to stage 3	0	0
Stage 2 to Stage 1	0	0
Cure from stage 3	0	0
Financial assets at end of period	1,829,791	2,266,971
Evaluated at amortized cost | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,266,971	155,292
Acquisition / (Settlements)	(437,180)	2,111,679
Derecognition	0
Financial assets at end of period	1,829,791	2,266,971
Evaluated at amortized cost | Securities purchased under agreements to resell | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	9,490,090	6,570,610
Acquisition / (Settlements)	(2,862,311)	2,919,480
Stage 1 to Stage 2	0	0
Transfer to stage 3	0	0
Stage 2 to Stage 1	0	0
Cure from stage 3	0	0
Financial assets at end of period	6,627,779	9,490,090
Evaluated at amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	9,490,090	6,570,610
Acquisition / (Settlements)	(2,862,311)	2,919,480
Derecognition	0
Financial assets at end of period	6,627,779	9,490,090
Evaluated at amortized cost | Loans and credit card operations | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	3,599,808
Stage 1 to Stage 2	0
Transfer to stage 3	0
Stage 2 to Stage 1	0
Cure from stage 3	0
Financial assets at end of period	3,599,808	0
Evaluated at amortized cost | Loans and credit card operations | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	325,621
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Financial assets at end of period	325,621	0
Evaluated at amortized cost | Loans and credit card operations | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	3,925,429
Derecognition	0
Financial assets at end of period	3,925,429	0
On-balance exposures | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	14,373,179	7,421,680
Acquisition / (Settlements)	16,732,098	6,951,499
Stage 1 to Stage 2	0	0
Transfer to stage 3	0	0
Stage 2 to Stage 1	0	0
Cure from stage 3	0	0
Financial assets at end of period	31,105,277	14,373,179
On-balance exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	325,621
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Financial assets at end of period	325,621	0
On-balance exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	14,373,179	7,421,680
Acquisition / (Settlements)	17,057,719	6,951,499
Derecognition	0
Financial assets at end of period	31,430,898	14,373,179
Off-Balance Exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	35,810
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Financial assets at end of period	35,810	0
Off-Balance Exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	0
Derecognition	0
Financial assets at end of period	R$ 35,810	R$ 0